Leases - Summary of Maturity of Lease Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 121,210	$ 139,548
Within 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	34,990	32,685
Between 1 and 2 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	32,400	33,275
Between 2 and 3 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	18,551	28,033
Between 3 and 4 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	13,291	18,634
Between 4 and 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	9,943	11,463
Later than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liability, payment, due	$ 12,035	$ 15,458